Key Management Personnel Disclosures - Summary of Number of Shares Held in Company (Detail)	12 Months Ended
	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year		21,505,797	21,481,457
Other changes during the fiscal year			0
Balance at end of the end fiscal year Number			21,505,797
American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year	45	45	45
Received during the fiscal year on the exercise of performance rights		0	0
Received during the fiscal year on the exercise of options		0	0
Other changes during the fiscal year		0	0
Balance at end of the end fiscal year Number	45	45	45
Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year	19,907,228	14,505,775	10,337,293
Received during the fiscal year on the exercise of performance rights	3,650,291	4,616,958	4,664,237
Received during the fiscal year on the exercise of options	0	0	0
Other changes during the fiscal year	(640,000)	784,495
Balance at end of the end fiscal year Number	22,917,519	19,907,228	14,505,775
Dr Russell Howard [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year	500,000	250,000	0
Received during the fiscal year on the exercise of performance rights	250,000	250,000	250,000
Received during the fiscal year on the exercise of options	0	0	0
Other changes during the fiscal year	0	0	0
Balance at end of the end fiscal year Number	750,000	500,000	250,000
Mr Pete Meyers [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year	1,500,758	1,227,121	953,484
Received during the fiscal year on the exercise of performance rights	273,637	273,637	273,637
Received during the fiscal year on the exercise of options	0	0	0
Other changes during the fiscal year	0	0	0
Balance at end of the end fiscal year Number	1,774,395	1,500,758	1,227,121
Mr Marc Voigt [member] | American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year	45	45	45
Received during the fiscal year on the exercise of performance rights		0	0
Received during the fiscal year on the exercise of options		0	0
Other changes during the fiscal year		0	0
Balance at end of the end fiscal year Number	45	45	45
Mr Marc Voigt [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year	7,647,445	5,827,196	4,160,529
Received during the fiscal year on the exercise of performance rights	1,200,000	1,666,667	1,666,667
Received during the fiscal year on the exercise of options	0	0	0
Other changes during the fiscal year	0	153,582	0
Balance at end of the end fiscal year Number	8,847,445	7,647,445	5,827,196
Mr Grant Chamberlain [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year	1,301,369	473,931	0
Received during the fiscal year on the exercise of performance rights	426,654	426,653	473,931
Received during the fiscal year on the exercise of options	0	0	0
Other changes during the fiscal year	0	400,785	0
Balance at end of the end fiscal year Number	1,728,023	1,301,369	473,931
Ms Deanne Miller [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year	3,003,892	2,314,421	1,976,842
Received during the fiscal year on the exercise of performance rights	600,000	833,334	833,334
Received during the fiscal year on the exercise of options	0	0	0
Other changes during the fiscal year	(640,000)	(143,863)	(495,755)
Balance at end of the end fiscal year Number	2,963,892	3,003,892	2,314,421
Dr Frederic Triebel [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year	5,953,764	4,413,106	3,246,438
Received during the fiscal year on the exercise of performance rights	900,000	1,166,667	1,166,668
Received during the fiscal year on the exercise of options	0	0	0
Other changes during the fiscal year	0	373,991
Balance at end of the end fiscal year Number	6,853,764	5,953,764	4,413,106